ACQUISITIONS - Narrative (Details) - Brazil Wind Portfolio $ in Millions	Mar. 03, 2023 USD ($) MW
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
Wind power capacity, generation facilities (in MW) | MW	136
Consideration transferred, acquisition-date fair value | $	$ 95
Proportion of economic interest	22.50%